Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2025
Cost Of Sales Abstract
Schedule of Cost of Sales

Cost of sales as of December 31, 2025, 2024 and 2023 consisted of the following:

	2025	2024	2023
Direct labor	$1,719,388	$1,940,773	$1,600,909
Direct materials	13,930,350	12,294,288	10,428,628
Direct manufacturing overhead	1,466,025	1,359,577	1,338,927
Outsourced products	868,001	10,713,360	1,931,385
Total	$17,983,764	$26,307,998	$15,299,849